Fair Value Measurements - Summary of Cash and Cash Equivalents and Investments' Costs, Gross Unrealized Losses, and Fair Value by Major Security Type Recorded as Cash and Cash Equivalents or Short-Term or Long-Term Investments (Detail) - USD ($)
$ in Thousands
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 54,288	$ 21,394	$ 14,791
Long-term investments	30,013		21,573
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost	182,811	52,628	61,224
Gross Unrealized Gains (Losses)	(95)	72	(81)
Fair Value	182,716	52,700	61,143
Cash and Cash Equivalents	98,415	31,306	24,779
Short-term investments	54,288	21,394	14,791
Long-term investments	30,013		21,573
Fair Value, Measurements, Recurring [Member] | Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost	89,576	10,499	853
Fair Value	89,576	10,499	853
Cash and Cash Equivalents	89,576	10,499	853
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost	5,840	20,807	15,216
Fair Value	5,840	20,807	15,216
Cash and Cash Equivalents	5,840	20,807	15,216
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost	5,840	20,807	15,216
Fair Value	5,840	20,807	15,216
Cash and Cash Equivalents	5,840	20,807	15,216
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost	87,395	21,322	45,155
Gross Unrealized Gains (Losses)	(95)	72	(81)
Fair Value	87,300	21,394	45,074
Cash and Cash Equivalents	2,999		8,710
Short-term investments	54,288	21,394	14,791
Long-term investments	30,013		21,573
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost	5,894	10,552	26,442
Fair Value	5,894	10,552	26,442
Cash and Cash Equivalents			8,710
Short-term investments	5,894	10,552	7,146
Long-term investments			10,586
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost	27,947	10,770	18,713
Gross Unrealized Gains (Losses)	(30)	72	(81)
Fair Value	27,917	10,842	18,632
Short-term investments	27,917	$ 10,842	7,645
Long-term investments			$ 10,987
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | U.S. Treasury and Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost	53,554
Gross Unrealized Gains (Losses)	(65)
Fair Value	53,489
Cash and Cash Equivalents	2,999
Short-term investments	20,477
Long-term investments	$ 30,013